Stock Compensation (Tables)	12 Months Ended
Jun. 30, 2014
Stock Compensation [Abstract]
Schedule of Stock-based Compensation, Restricted Shares

Number of Shares
Granted but not issued at June 30, 2013	338,368
Issued during year ended June 30, 2014	-
Granted during year ended June 30, 2014	170,632
Cancelled during year ended June 30, 2014	(170,632)
Reclassified to other liabilities during year ended June 30, 2014	(338,368)
Granted but not issued at June 30, 2014	-